Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve
Share capital and capital reserve

	As at Dec 31, 2017	As at Dec 31, 2016
	€m	€m
Authorized:
Unlimited number of Ordinary Shares with nil nominal value issued at $10.00 per share	n/a	n/a
Unlimited number of Founder Preferred Shares with nil nominal value issued at $10 per share	n/a	n/a
Issued and fully paid:
165,291,546 (December 31, 2016: 182,088,622) Ordinary Shares with nil nominal value	1,626.9	1,803.4
1,500,000 (December 31, 2016: 1,500,000) Founder Preferred Shares with nil nominal value	10.6	10.6
Total share capital and capital reserve	1,637.5	1,814.0
Listing and share transaction costs	(13.8)	(13.3)
Total net share capital and capital reserve	1,623.7	1,800.7

Ordinary Shares

Issued and Repurchased Ordinary shares (in millions)
Balance at December 31, 2015	178.4
Shares issued in the period	3.7
Balance at December 31, 2016	182.1
Shares issued in the year	—
Shares repurchased and canceled in the year	(16.8)
Balance at December 31, 2017	165.3

Summary of Listing and Share Transaction Costs

€m
At December 31, 2015	13.3
Placement fees	—
At December 31, 2016	13.3
Share transaction costs	0.5
At December 31, 2017	13.8